Taxes Payable (Details) - Schedule of taxes payable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
VAT payable	$ 380,926	$ 488,443
Income tax payable	690,824	1,521,767
Other tax payable	59,526	72,042
Total	$ 1,131,276	$ 2,082,252